INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2021	2020

Raw materials	$39,733	$23,744
Work in progress, net	7,373	3,997
Finished goods	1,776	1,042
	$48,882	$28,783